LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

COMMON STOCKS - 91.8%	Shares	Value
Aerospace & Defense - 2.0%
Honeywell International, Inc.	50,000	$8,348,500

Banks - 5.5%
Bank of America Corp.	160,000	4,832,000
Comerica, Inc.	100,000	7,110,000
Cullen/Frost Bankers, Inc.	65,000	8,594,300
Glacier Bancorp, Inc.	60,000	2,947,800
		23,484,100
Beverages - 3.9%
The Coca-Cola Co.	95,000	5,321,900
Keurig Dr Pepper, Inc.	110,000	3,940,200
PepsiCo, Inc.	45,000	7,346,700
		16,608,800
Biotechnology - 2.5%
Amgen, Inc.	28,000	6,311,200
Neogen Corp. (a)	300,000	4,191,000
		10,502,200
Chemicals - 6.6%
Air Products & Chemicals, Inc.	25,000	5,818,250
DuPont de Nemours, Inc.	85,000	4,284,000
Ecolab, Inc.	45,000	6,498,900
FMC Corp.	110,000	11,627,000
		28,228,150
Commercial Services & Supplies - 4.3%
Cintas Corp.	16,000	6,211,040
Waste Connections, Inc. (b)	90,000	12,161,700
		18,372,740
Computers & Peripherals - 3.1%
Apple, Inc.	96,000	13,267,200

Construction Materials - 1.4%
Martin Marietta Materials, Inc.	18,000	5,797,620

Diversified Financials - 1.7%
JPMorgan Chase & Co.	68,000	7,106,000

Electrical Equipment & Instruments - 2.9%
Franklin Electric Co., Inc.	85,000	6,945,350
Rockwell Automation, Inc.	25,000	5,377,750
		12,323,100
Electronic Equipment & Instruments - 2.6%
National Instruments Corp.	75,000	2,830,500
Trimble, Inc. (a)	150,000	8,140,500
		10,971,000
Electronic Equipment, Instruments & Components - 1.6%
Teledyne Technologies, Inc. (a)	20,000	6,749,400

Food Products - 0.8%
The Kraft Heinz Company	100,000	3,335,000

Health Care Equipment & Supplies - 1.8%
Alcon, Inc. (b)	60,000	3,490,800
Stryker Corp.	20,000	4,050,800
		7,541,600
Household Durables - 0.9%
Newell Brands, Inc.	290,000	4,028,100

Household Products - 2.2%
Kimberly-Clark Corp.	50,000	5,627,000
The Procter & Gamble Co.	30,000	3,787,500
		9,414,500
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	50,000	5,650,000

IT Consulting & Services - 1.4%
PayPal Holdings, Inc. (a)	70,000	6,024,900

Life Sciences Tools & Services - 4.0%
Danaher Corp.	35,750	9,233,868
Thermo Fisher Scientific, Inc.	15,575	7,899,484
		17,133,352
Machinery - 7.8%
Generac Holdings, Inc. (a)	35,000	6,234,900
IDEX Corp.	20,000	3,997,000
The Toro Co.	80,000	6,918,400
Valmont Industries, Inc.	40,000	10,744,800
Xylem, Inc.	60,000	5,241,600
		33,136,700
Marine - 1.6%
Kirby Corp. (a)	110,000	6,684,700

Media & Entertainment - 2.0%
Alphabet, Inc. - Class A (a)	90,000	8,608,500

Metals & Mining - 1.5%
Newmont Goldcorp Corp.	150,000	6,304,500

Oil & Gas & Consumable Fuels - 6.2%
Chevron Corp.	42,500	6,105,975
ConocoPhillips	100,000	10,234,000
Coterra Energy, Inc.	384,000	10,030,080
		26,370,055
Oil, Gas & Consumable Fuels - 0.5%
Kimbell Royalty Partners LP	130,000	2,207,400

Personal Products - 1.0%
The Estee Lauder Cos., Inc. - Class A	20,000	4,318,000

Pharmaceuticals - 4.8%
Merck & Co., Inc.	80,000	6,889,600
Pfizer, Inc.	130,000	5,688,800
Zoetis, Inc.	53,500	7,933,515
		20,511,915
Road & Rail - 1.2%
FTAI Infrastructure Inc. (a)	200,000	480,000
Union Pacific Corp.	24,000	4,675,680
		5,155,680
Semiconductor & Semiconductor Equipment - 0.7%
Intel Corp.	125,000	3,221,250

Software - 9.7%
Adobe, Inc. (a)	25,000	6,880,000
Microsoft Corp.	85,000	19,796,500
Oracle Corp.	120,000	7,328,400
Roper Technologies, Inc.	20,000	7,192,800
		41,197,700
Software & Services - 1.7%
Akamai Technologies, Inc. (a)	90,000	7,228,800

Specialty Retail - 1.9%
The Home Depot, Inc.	30,000	8,278,200

Trading Companies & Distributors - 0.7%
Fortress Transportation and Infrastructure Investors LLC	200,000	2,999,000

TOTAL COMMON STOCKS
(Cost $226,697,789)		391,108,662

SHORT-TERM INVESTMENTS - 8.3%
Money Market Funds - 8.3%
Fidelity Investments Money Market Government Portfolio - Class I, 2.73% (c)	9,589,326	9,589,325
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 2.95% (c)	12,925,060	12,925,060
MSILF Government Portfolio - Institutional Class, 2.81% (c)	12,925,060	12,925,060
		35,439,445
TOTAL SHORT-TERM INVESTMENTS
(Cost $35,439,445)		35,439,445

Total Investments - 100.1%		426,548,107
(Cost $262,137,234)
Liabilities in Excess of Other Assets - (0.1)%		(215,817)
TOTAL NET ASSETS - 100.0%		$426,332,290

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM EQUITY FUND
Sector Classification
September 30, 2022

Sectors:	% Net Assets

Information Technology	20.8%
Industrials	20.4%
Health Care	13.1%
Materials	9.5%
Money Market Funds	8.3%
Energy	8.0%
Financials	7.2%
Consumer Staples	6.6%
Consumer Discretionary	4.2%
Communication Services	2.0%
Liabilities in excess of other assets	-0.1%
100.0%

Fair Value Measurement Summary at September 30, 2022 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances. The Fund's may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2022, the Fund's assets carried at fair value were classified as follows:

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stock	$391,108,662	$–	$–	$391,108,662
Short-Term Investments	35,439,445	–	–	35,439,445
Total Investments	$426,548,107	$–	$–	$426,548,107